COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)		24,348	$2,656,610

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$2,561,153)			2,656,610

PREFERRED SECURITIES—EXCHANGE-TRADED	26.5%
BANKING	9.7%
Bank of America Corp., 4.25%, Series QQ(a)(b)		45,242	798,069
Bank of America Corp., 4.375%, Series NN(a)(b)		125,000	2,226,250
Bank of America Corp., 5.00%, Series LL(a)(b)		487,866	9,976,860
Bank of America Corp., 5.375%, Series KK(a)(b)		35,839	785,949
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		407,795	7,377,012
First Horizon Corp., 6.50%, Series E(a)(b)		216,107	5,342,165
M&T Bank Corp., 7.50%, Series J(a)(b)		397,600	10,747,128
Morgan Stanley, 5.85%, Series K(a)(b)		272,177	6,483,256
Morgan Stanley, 6.375%, Series I(a)(b)		62,560	1,559,621
Morgan Stanley, 6.50%, Series P(a)(b)		210,180	5,380,608
Morgan Stanley, 6.625%, Series Q(a)(b)		728,346	18,762,193
Morgan Stanley, 6.875%, Series F(a)(b)		580,397	14,655,024
Morgan Stanley, 7.125%, Series E(a)(b)		350,000	8,900,500
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		88,820	2,208,953
Wells Fargo & Co., 4.375%, Series CC(a)(b)		167,799	3,011,992
Wells Fargo & Co., 4.70%, Series AA(a)(b)		209,413	4,001,882
Wells Fargo & Co., 4.75%, Series Z(a)(b)		403,986	7,788,850
Wells Fargo & Co., 7.50%, Series L (Convertible)(b)		2,033	2,408,170

			112,414,482

CONSUMER STAPLE PRODUCTS	0.9%
CHS, Inc., 7.50%, Series 4(b)		393,503	10,175,988

FINANCIAL SERVICES	3.0%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		151,751	3,687,550
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		147,108	3,917,486
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)		633,858	13,507,514
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)		212,311	4,653,857
KKR & Co., Inc., 6.875%, due 6/1/65, Series T(a)		106,881	2,751,117
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		232,042	6,028,451

			34,545,975

INSURANCE	6.7%
Allstate Corp., 5.10%, Series H(a)(b)		304,000	6,575,520
Allstate Corp., 7.375%, Series J(a)(b)		127,236	3,425,193
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		172,499	3,001,483
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		351,086	7,274,502
Assurant, Inc., 5.25%, due 1/15/61(a)		60,964	1,202,820
Athene Holding Ltd., 4.875%, Series D(a)(b)		205,040	3,520,537
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		497,843	12,391,312
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		242,600	6,108,668
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		337,144	8,853,401
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		286,202	5,918,657

		Shares		Value
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)			246,148	$6,594,305
Lincoln National Corp., 9.00%, Series D(a)(b)			299,871	8,195,474
MetLife, Inc., 4.75%, Series F(a)(b)			32,000	648,000
MetLife, Inc., 5.625%, Series E(a)(b)			74,832	1,803,451
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)			103,152	1,661,779

				77,175,102

REAL ESTATE	0.9%
Chatham Lodging Trust, 6.625%, Series A(b)			85,000	1,721,250
DigitalBridge Group, Inc., 7.125%, Series H(b)			194,146	4,298,392
DigitalBridge Group, Inc., 7.125%, Series J(b)			170,626	3,784,485

				9,804,127

TELECOMMUNICATIONS	2.8%
AT&T, Inc., 4.75%, Series C(a)(b)			646,405	12,604,898
AT&T, Inc., 5.00%, Series A(a)(b)			493,265	10,087,269
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)			97,841	1,804,188
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70			96,904	2,148,362
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70			91,356	2,051,856
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69			138,097	3,528,378

				32,224,951

UTILITIES	2.5%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			237,068	6,194,587
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)(b)			47,070	804,897
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			208,034	3,266,134
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			168,056	2,788,049
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			192,889	3,267,540
CMS Energy Corp., 5.875%, due 10/15/78(a)			140,000	3,199,000
SCE Trust VII, 7.50%, Series M(a)(b)			278,631	6,444,735
SCE Trust VIII, 6.95%, Series N(a)(b)			147,003	3,297,277

				29,262,219

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$324,874,528)				305,602,844

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	122.3%
BANKING	75.7%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	3,400,000	4,215,899
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	6,400,000	7,864,256
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			4,900,000	5,448,604
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(b)(c)(e)(f)		EUR	3,000,000	3,520,962
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(b)(c)(e)(f)		EUR	9,600,000	11,414,168
Banco Santander SA, 6.00% to 1/2/31 (Spain)(b)(c)(e)(f)		EUR	5,800,000	6,717,877
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)			11,400,000	12,281,186
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)			5,600,000	6,265,668
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)			9,000,000	10,652,148
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)			5,162,000	5,189,033
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)			718,000	726,026

	Principal Amount*		Value
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)(c)		7,690,000	$7,682,771
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)(c)		16,417,000	16,852,921
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)(c)		7,600,000	7,969,770
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)		6,000,000	6,139,814
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		4,600,000	4,915,164
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		10,250,000	10,912,375
Bankinter SA, 6.00% to 6/30/30 (Spain)(b)(c)(e)(f)	EUR	2,000,000	2,321,037
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		4,220,000	4,515,400
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)		7,000,000	7,148,174
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		2,100,000	2,230,918
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(b)(c)(e)(f)	GBP	8,600,000	11,847,839
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	4,500,000	6,273,892
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	2,700,000	3,865,278
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)(e)		13,800,000	15,622,704
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		5,000,000	4,491,421
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		1,800,000	1,854,967
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)(g)		19,300,000	20,461,435
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)(g)		14,300,000	15,336,321
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)(g)		15,700,000	16,779,893
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		6,600,000	7,120,054
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(b)(c)(e)(f)	EUR	1,400,000	1,662,440
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	6,200,000	7,341,013
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(e)(f)	EUR	1,800,000	2,285,355
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	1,400,000	1,804,398
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)(c)		5,200,000	5,259,800
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		9,382,000	9,260,100
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		11,846,000	10,838,609
Citigroup Capital III, 7.625%, due 12/1/36(a)		1,500,000	1,668,021
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(c)		6,030,000	6,078,976
Citigroup, Inc., 6.875% to 8/15/30, Series GG(b)(c)		13,750,000	13,901,250
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)(c)		21,016,000	21,238,812
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		11,844,000	12,335,088
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)(c)		28,450,000	29,749,937
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		6,590,000	6,648,242
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		5,500,000	5,691,714
Commerzbank AG, 6.625% to 10/9/32 (Germany)(b)(c)(e)(f)	EUR	3,200,000	3,806,121
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		6,400,000	6,634,016
Cooperatieve Rabobank UA, 6.50% (Netherlands)(b)(f)	EUR	4,559,050	6,017,360
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	5,300,000	7,396,540
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(c)(e)(f)	EUR	1,900,000	2,351,228
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		2,200,000	170,500
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)		7,600,000	589,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR	5,800,000	6,987,633
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	7,400,000	9,126,876
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(e)(f)	EUR	3,200,000	3,771,190
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(b)(c)(e)(f)	EUR	6,000,000	7,068,669
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(b)(c)		2,100,000	2,136,750
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		3,698,000	3,839,112
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(b)(c)		2,000,000	2,011,350
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)(c)		21,049,000	22,285,713

	Principal Amount*		Value
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		21,064,000	$22,060,959
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		3,800,000	3,925,974
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		4,000,000	4,239,364
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)		1,141,000	1,171,656
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		1,800,000	1,726,074
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		7,400,000	7,644,773
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		5,000,000	5,220,893
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		10,300,000	11,138,394
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	3,400,000	4,196,673
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(c)(e)(g)		1,800,000	1,808,996
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		17,757,000	18,603,529
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)		4,400,000	4,455,000
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	800,000	956,804
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR	2,200,000	2,593,826
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		2,900,000	2,889,182
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	5,200,000	6,977,240
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(b)(c)(e)(f)	GBP	1,000,000	1,383,136
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(b)(c)(e)		8,600,000	9,206,524
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	2,000,000	2,781,553
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	2,200,000	2,964,373
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(e)(f)	GBP	4,800,000	6,539,220
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(b)(f)	GBP	3,560,000	6,136,650
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(c)(e)		4,400,000	4,414,868
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		5,600,000	6,149,312
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(b)(c)(e)(f)	EUR	4,800,000	5,653,928
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		5,481,000	5,505,218
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		13,976,000	14,161,993
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		23,364,000	23,688,432
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)(c)		8,400,000	8,513,400
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)		1,600,000	1,637,567
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		8,800,000	8,825,159
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)		4,200,000	4,394,275
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)		2,200,000	2,336,996
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		8,200,000	8,796,903
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		9,400,000	10,385,853
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)		13,549,000	14,002,837
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)		14,910,000	15,498,423
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)		2,600,000	2,426,730
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(e)(f)		1,800,000	1,895,884
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)		8,200,000	8,707,375
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)		4,200,000	4,365,106
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)		7,305,000	7,718,375
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)		2,239,000	2,206,108
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(b)(c)		13,158,000	13,182,348
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)		1,700,000	1,527,882
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)		3,400,000	3,484,748
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(b)(c)(e)(g)		7,000,000	7,008,750
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(b)(c)(e)(g)		8,300,000	8,868,085
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)		12,200,000	13,420,378
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)(g)		14,800,000	17,385,604

		Principal Amount*		Value
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			12,460,000	$12,937,480
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)(c)			35,256,000	37,616,495

				873,931,093

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(c)(f)		EUR	700,000	876,819
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	2,500,000	3,275,844

				4,152,663

ENERGY	1.1%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			4,419,000	4,442,904
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			8,230,000	8,542,925

				12,985,829

FINANCIAL SERVICES	3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)(c)			2,610,000	2,732,058
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			4,467,000	4,350,203
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			9,752,000	8,920,105
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			2,881,000	2,819,794
ILFC E-Capital Trust I, 6.43% (3 Month USD Term SOFR + 1.812%), due 12/21/65(d)(g)			1,219,000	1,022,382
ILFC E-Capital Trust II, 6.68% (3 Month USD Term SOFR + 2.062%), due 12/21/65(d)(g)			5,352,000	4,566,287
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(b)(c)(e)			12,000,000	12,163,548

				36,574,377

HEALTH CARE	1.3%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(a)(c)			14,473,000	14,926,584

INSURANCE	12.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(a)(c)(f)			5,900,000	5,943,837
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(a)(c)			4,425,000	4,379,555
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	3,400,000	4,047,979
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(c)(e)(f)		EUR	5,300,000	6,309,873
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			6,000,000	6,119,322
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			2,627,000	2,585,743
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(c)			1,020,000	1,042,296
Fidelis Insurance Holdings Ltd., 7.75% to 12/15/34, due 6/15/55 (United Kingdom)(c)			2,400,000	2,524,426
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			7,910,000	7,744,555
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			7,506,000	7,862,573
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			3,500,000	3,378,075
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)(c)			14,850,000	16,158,820
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(a)(c)(g)			11,400,000	11,549,796
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			7,800,000	8,529,573
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			5,500,000	6,515,030
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			4,210,000	4,416,370
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)			1,836,000	1,841,484
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Bermuda)(f)			4,600,000	4,704,358
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			5,200,000	5,023,520
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			6,300,000	5,877,350
SBL Holdings, Inc., 9.508% to 5/13/30(b)(c)(g)			4,118,000	4,210,655
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			3,600,000	3,598,241
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			11,285,000	11,950,815

		Principal Amount*		Value
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(a)(c)(f)			5,400,000	$5,568,744

				141,882,990

PIPELINES	11.4%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			560,000	555,413
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			1,000,000	1,000,608
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			10,550,000	10,603,784
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			6,120,000	6,319,426
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			3,512,000	3,625,532
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			10,208,000	10,860,710
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)(c)			13,707,000	14,608,071
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)(c)			13,710,000	15,475,368
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			4,425,000	4,444,505
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			10,718,000	10,702,449
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			11,066,000	11,357,412
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)			2,680,000	2,857,657
Enterprise Products Operating LLC, 7.369% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)			1,500,000	1,482,328
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(g)			6,500,000	6,759,012
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(g)			6,630,000	6,853,270
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			12,034,000	11,717,632
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			1,219,000	1,219,511
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			10,870,000	10,882,555

				131,325,243

REAL ESTATE	0.6%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(c)(g)			3,100,000	3,052,981
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(b)(c)(f)		EUR	3,400,000	3,929,362

				6,982,343

RETAIL & WHOLESALE—STAPLES	0.4%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)			3,600,000	3,008,160
Land O’ Lakes, Inc., 7.25%(a)(b)(g)			1,710,000	1,472,635

				4,480,795

TELECOMMUNICATIONS	2.7%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)			5,420,000	5,527,928
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)			6,790,000	6,908,079
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)			6,090,000	6,169,658
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)			5,060,000	5,135,480
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(c)			2,875,000	3,008,811
Vodafone Group PLC, 8.00% to 5/30/31, due 8/30/86 (United Kingdom)(c)(f)		GBP	3,500,000	5,065,279

				31,815,235

UTILITIES	13.3%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			4,273,000	4,127,812
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			5,505,000	5,574,054
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			14,372,000	13,966,572
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			6,160,000	6,222,604
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			5,092,000	5,387,947
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			8,305,000	8,689,065
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			3,345,000	3,496,830
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			5,240,000	5,480,673

		Principal Amount*		Value
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)			5,420,000	$5,478,606
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(c)			12,554,000	12,304,339
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)			3,760,000	3,862,189
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			5,970,000	6,250,939
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			4,274,000	4,315,607
Enel SpA, 6.625% to 4/16/31 (Italy)(b)(c)(f)		EUR	1,000,000	1,288,473
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			4,293,000	4,455,181
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)			4,965,000	5,199,979
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(c)			5,300,000	5,365,434
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(a)(c)			2,625,000	2,684,699
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)(c)			5,091,000	5,235,944
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)			7,220,000	7,469,567
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			2,889,000	2,986,957
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)			9,730,000	10,176,364
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)			8,553,000	8,280,767
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)			6,341,000	6,149,882
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)			9,090,000	9,197,980

				153,648,464

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,365,201,606)				1,412,705,616

CORPORATE BONDS	0.4%
INSURANCE	0.2%
SBL Holdings, Inc., 5.00%, due 2/18/31(a)(g)			1,930,000	1,775,603

REAL ESTATE	0.2%
Hudson Pacific Properties LP, 3.25%, due 1/15/30(a)			3,000,000	2,400,191

TOTAL CORPORATE BONDS (Identified cost—$4,249,252)				4,175,794

		Shares
SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.24%(j)			8,015,505	8,015,505
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(j)			2,795,539	2,795,539

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,811,044)				10,811,044

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,707,697,583)	150.3%			1,735,951,908
LIABILITIES IN EXCESS OF OTHER ASSETS	(50.3)			(581,054,943)

NET ASSETS	100.0%			$1,154,896,965

Centrally Cleared Interest Rate Swap Contracts

Notional Amount		Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
	$125,000,000	0.360%	Monthly	4.504%(k)	Monthly	12/20/25	$2,129,226	$(4,408)	$2,133,634
	35,000,000	0.349%	Monthly	4.504%(k)	Monthly	12/20/25	597,793	(1,022)	598,815
	160,000,000	0.464%	Monthly	4.504%(k)	Monthly	12/20/26	7,850,574	(14,903)	7,865,477
	70,000,000	0.930%	Monthly	4.504%(k)	Monthly	9/15/27	4,207,152	(8,087)	4,215,239
GBP	28,000,000	0.900%	Monthly	4.217%(l)	Monthly	9/15/27	2,098,264	—	2,098,264
	$80,000,000	3.655%	Monthly	USD-SOFR-OIS(m)	Monthly	9/15/28	(350,866)	—	(350,866)
	80,000,000	3.588%	Monthly	USD-SOFR-OIS(m)	Monthly	9/15/28	(196,377)	—	(196,377)

							$16,335,766	$(28,420)	$16,364,186

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	3,160,416	USD	3,711,245	8/28/25	$98,841
Brown Brothers Harriman	EUR	109,088,540	USD	128,627,388	8/28/25	3,937,501
Brown Brothers Harriman	GBP	17,179,412	USD	23,267,194	8/28/25	573,991
Brown Brothers Harriman	USD	2,940,586	EUR	2,531,806	8/28/25	(46,693)

						$4,563,640

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Indexed Average
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$2,656,610	$—	$—	$2,656,610
Preferred Securities—Exchange-Traded	305,602,844	—	—	305,602,844
Preferred Securities—Over-the-Counter	—	1,412,705,616	—	1,412,705,616
Corporate Bonds	—	4,175,794	—	4,175,794
Short-Term Investments	—	10,811,044	—	10,811,044

Total Investments in Securities(n)	$308,259,454	$1,427,692,454	$—	$1,735,951,908

Forward Foreign Currency Exchange Contracts	$—	$4,610,333	$—	$4,610,333
Interest Rate Swap Contracts	—	16,911,429	—	16,911,429

Total Derivative Assets(n)	$—	$21,521,762	$—	$21,521,762

Forward Foreign Currency Exchange Contracts	$—	$(46,693)	$—	$(46,693)
Interest Rate Swap Contracts	—	(547,243)	—	(547,243)

Total Derivative Liabilities(n)	$—	$(593,936)	$—	$(593,936)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $876,468,616 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at July 31, 2025.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $470,242,896 which represents 40.7% of the net assets of the Fund (26.7% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $245,118,232 which represents 21.2% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $265,489,598 which represents 23.0% of the net assets of the Fund, of which 0.2% are illiquid.

(h)	Non-income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at July 31, 2025.
(l)	Based on 1-Month GBP SONIA. Represents rates in effect at July 31, 2025.
(m)	Represents a forward–starting interest rate swap contract with interest receipts and payments commencing on September 15, 2025 (effective date).
(n)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Country Summary	% of Managed Assets
United States	54.6
Canada	11.9
United Kingdom	7.7
France	6.4
Spain	3.8
Switzerland	3.6
Netherlands	2.3
Japan	1.9
Germany	1.9
Ireland	0.9
Sweden	0.8
Greece	0.7
Italy	0.7
Other (includes short-term investments)	2.8

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of July 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At July 31, 2025, the Fund did not have any option contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.